U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   Form 24F-2
             Annual Notice of Securities Sold Pursuant to Rule 24f-2


1.       Name and address of issuer:

                  JWB Aggressive Growth Fund
                  1188 Bishop Street, Suite 1712
                  Honolulu, HI 96813

2.       Name of each series or class of funds for which this notice is filed:

                  JWB Aggressive Growth Fund

3.       Investment Company Act File Number:                  811-9132
         Securities Act File Number                           33-99124

4.       Last day of fiscal year for which this notice is filed:
         December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
         issuer's 24f-2 declaration:                                 [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the
         beginning of the fiscal year:                                 0

8.       Number and amount of securities registered during the fiscal year other
         than pursuant to Rule 24f-2:                                  0

9. Number and aggregate sale price of securities sold during the fiscal year:

                  Number of shares: 48,836         Aggregate Sale Price: 462,011

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                  Number of shares:  48,836        Aggregate Sale Price: 462,011







11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :
                                                                       0

12.      Calculation of registration fee:

         (I)      Aggregate sale price of securities sold during the fiscal year
                  in reliance on Rule 24f-2 (from Item 10):      $462,011

         (ii)     Aggregate  price of shares issued in connection  with dividend
                  reinvestment plans (from Item 11):                    0

         (iii)    Aggregate price of shares  redeemed or repurchased  during the
                  fiscal year (if applicable)                     $18,320

         (iv)     Aggregate   price  of  shares   redeemed  or  repurchased  and
                  previously  applied as a reduction to filing fees  pursuant to
                  Rule 24e-2 (if applicable):                           0

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line (I), plus line
                  (ii), less line (iii), plus line (iv) (if applicable):
                                                                 $443,691

         (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of
                  1933 or other applicable law or regulation:    x 1/3300

         (vii)    Fee due [line (I) or line (v) multiplied by line (vi)] $134.45

         13.      Check  box if fees  are  being  remitted  to the  Commission's
                  lockbox   depository   as  described  in  section  3a  of  the
                  Commission's Rules of Informal Procedures (17 CFR 202.3a) [x]







                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)*                                    /s/John W. Bagwell
                                                              ------------------
                                                              John W. Bagwell
                                                              President

Date: February 28, 1997






                               ROGER YOSHITO DEWA
                                 ATTORNEY AT LAW

                                February 27, 1997


WAHIAWA OFFICE                                 HONOLULU OFFICE
531 Avocado Street                             International Savings Bldg.
Wahiawa, Hawaii 96786                          1111 Bishop Street, Suite 51
Tel. 808-621-0751                              Honolulu, Hawaii 96813
                                               Tel. 808-521-3665
                                               Fax 808-523-0797


John W. Bagwell, Trustee
JWB Aggressive Growth Fund
Century Square Building
1188 Bishop Street, Suite 1712
Honolulu, Hawaii 96813

Dear Mr. Bagwell:

                                               Re: Rule 24f-2 Notice

         I, Roger Y. Dewa, Attorney at Law and Secretary for JWB Aggressive Growth Fund, hereby have passed on the legality of the securities being registered, which when sold pursuant to the prospectus, were legally issued, fully paid and nonassessable. I understand that, pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Trust is making definite the registration of 48,836 shares of beneficial interest of the Trust sold in reliance upon said Rule 24f-2 during the fiscal period ended December 31, 1996.

         I hereby consent to an inclusion of my opinion dated February 27, 1997, in the funds registration statement and prospectus with the Securities and Exchange Commission together with the Form 24f-2 referred to above.

                                                     Very truly yours,

                                                     /s/ ROGER Y. DEWA

                                                     ROGER Y. DEWA

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